Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Business Line Distribution

The business line distribution of the Company’s information as of and for the years ended December 31, 2024 and 2023, as following:

	For the years ended December 31
	2024	2023

Revenue:
Direct supply model	$-	$1,280,555
Indirect supply model	6,914,900	8,709,595
OEM supply model	14,806	-
Total	6,929,706	9,990,150

Gross profit:
Direct supply model	-%	23%
Indirect supply model	(1)%	(4)%
OEM supply model	(54)%	-%
Total	(11)%	(4)%

Loss from operations:
Direct supply model	(444,696)	(145,276)
Indirect supply model	(71,975)	(450,600)
OEM supply model	(23,475)	-
Corporate	(1,260,254)	(557,333)

Net loss before tax
Direct supply model	(856,534)	(374,144)
Indirect supply model	(71,975)	(450,600)
OEM supply model	(23,475)	-
Corporate	(1,215,644)	(557,333)

	December 31,	December 31,
	2024	2023

Reportable assets
Direct supply model	$10,699,826	$10,930,729
Indirect supply model	8,863,009	6,837,818
Corporate	2,135,293	2,069,222
Total	21,698,128	19,837,769